Investments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 22, 2011 Province of Ontario Bond [Member]	Dec. 31, 2011 Province of Ontario Bond [Member]	Dec. 31, 2010 Province of Ontario Bond [Member]
Schedule of Available for Sale Securities [Line Items]
Investments						$ 6,080
Proceeds from sale of available for sale of securities	0	6,082	8,030	6,082
Unrealized gain loss on available for sale securities	$ 0	$ 0	$ 110		$ 8